Supplement to Prospectus

HC Advisors Shares

Dated November 1, 2013

HC Capital Trust

The date of this Supplement is March 4, 2014

The Intermediate Term Municipal Bond Portfolio: As of March 4, 2014, The Intermediate Term Municipal Bond Portfolio (the “Portfolio”) may invest up to 10% of its net assets in high yield securities (“junk bonds”). Accordingly, effective March 4, 2014, the Prospectus is supplemented as shown below.

1. The following replaces the “Principal Investment Strategies” section on page 82 of the Prospectus:

Principal Investment Strategies

The Portfolio seeks to achieve its objective by investing primarily (i.e., at least 80% of net assets) in a diversified portfolio of intermediate-term fixed income securities, the interest on which is exempt from regular Federal income tax. These securities, which include both securities issued by municipalities and so-called “private activity bonds,” are referred to as “Municipal Securities.” It is a fundamental policy of the Portfolio that, under normal circumstances, at least 80% of its net assets will be invested in Municipal Securities. In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented. Municipal Securities purchased for the Portfolio will have varying maturities, but under normal circumstances the Portfolio will have an effective dollar weighted average portfolio maturity of between five and ten years. Municipal Securities acquired for the Portfolio will generally be rated in one of the three highest rating categories assigned by one of the major independent rating agencies, or are, in the view of the Specialist Manager, deemed to be of comparable quality. The Portfolio is, however, authorized to invest up to 15% of its assets in Municipal Securities that are rated in the fourth highest category and up to 10% of its assets in high yield securities (“junk bonds”). Fixed income securities rated in and below the fourth highest rating category by a rating agency may have speculative characteristics. Also, the Portfolio is authorized to invest up to 20% of its net assets in taxable instruments. The Portfolio may invest in securities issued by other investment companies, including ETFs, that invest in municipal securities.

The Portfolio is authorized to operate on a multi-manager basis. This means that a single Portfolio may be managed by more than one Specialist Manager. The multi-manager structure is generally designed to provide investors access to broadly diversified investment styles. The Trust seeks to engage skilled Specialist Managers to provide a broad exposure to the relevant asset class and returns in excess of the Portfolio’s benchmark over time.

2. The following replaces the “Credit Risk” paragraph in the “Principal Investment Risks” section on page 83 of the Prospectus:

•	Credit Risk – An investment in the Portfolio also involves the risk that the issuer of a Municipal Security that the Portfolio holds will not make principal or interest payments when they are due, or that the value of the Municipal Securities will decline because of a market perception that the issuer may not make payments on time. Fixed income securities rated in the fourth highest rating category by a rating agency may have speculative characteristics. Credit risk is greater for lower quality or “junk bonds.”

3. The following is inserted between the “Extension Risk” paragraph and the “Interest Rate Risk” paragraph in the “Principal Investment Risks” section on page 83 of the Prospectus:

•	High Yield Bond Risk – Up to 10% of the Portfolio’s assets may be invested in these securities. High yield bonds are considered speculative under traditional investment standards. The prices of these securities will rise and fall primarily in response to changes in the issuer’s financial health. Change in market interest rates will also affect prices. High yield bonds may also experience reduced liquidity, and sudden and substantial decreases in price, during certain market conditions.

4. The following replaces the first paragraph under “The Intermediate Term Municipal Bond Portfolio” heading in the “More Information About Fund Investments and Risks” section on page 113:

Municipal Securities acquired for the Portfolio will generally be rated in one of the three highest rating categories assigned by one of the major independent rating agencies, or are, in the view of the Specialist Manager, deemed to be of comparable quality. The Portfolio is, however, authorized to invest up to 15% of its assets in Municipal Securities that are rated in the fourth highest category and up to 10% of its assets in high yield securities (“junk bonds”), which are securities that are rated below the fourth highest category assigned by one of the major independent rating agencies or are, in the view of the Specialist Manager, deemed to be of comparable quality. Junk bonds are considered speculative securities and are subject to the risks discussed later in this Prospectus and in the Trust’s Statement of Additional Information. In order to maintain liquidity or in the event that the Portfolio’s Specialist Manager believes that securities meeting the Portfolio’s investment objective and policies are not otherwise readily available for purchase, the Portfolio is authorized to invest up to 20% of its net assets in taxable instruments. Municipal Securities purchased for the Portfolio will have varying maturities, but under normal circumstances the Portfolio will have an effective dollar weighted average portfolio maturity of between 5 and 10 years. There is no limit on purchases of Municipal Securities, the interest on which is a preference item for purposes of the Federal alternative minimum tax (“AMT”).

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

Supplement to Prospectus

HC Strategic Shares

Dated November 1, 2013

HC Capital Trust

The date of this Supplement is March 4, 2014

The Intermediate Term Municipal Bond Portfolio: As of March 4, 2014, The Intermediate Term Municipal Bond Portfolio (the “Portfolio”) may invest up to 10% of its net assets in high yield securities (“junk bonds”). Accordingly, effective March 4, 2014, the Prospectus is supplemented as shown below.

1. The following replaces the “Principal Investment Strategies” section on page 83 of the Prospectus:

Principal Investment Strategies

The Portfolio seeks to achieve its objective by investing primarily (i.e., at least 80% of net assets) in a diversified portfolio of intermediate-term fixed income securities, the interest on which is exempt from regular Federal income tax. These securities, which include both securities issued by municipalities and so-called “private activity bonds,” are referred to as “Municipal Securities.” It is a fundamental policy of the Portfolio that, under normal circumstances, at least 80% of its net assets will be invested in Municipal Securities. In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented. Municipal Securities purchased for the Portfolio will have varying maturities, but under normal circumstances the Portfolio will have an effective dollar weighted average portfolio maturity of between five and ten years. Municipal Securities acquired for the Portfolio will generally be rated in one of the three highest rating categories assigned by one of the major independent rating agencies, or are, in the view of the Specialist Manager, deemed to be of comparable quality. The Portfolio is, however, authorized to invest up to 15% of its assets in Municipal Securities that are rated in the fourth highest category and up to 10% of its assets in high yield securities (“junk bonds”). Fixed income securities rated in and below the fourth highest rating category by a rating agency may have speculative characteristics. Also, the Portfolio is authorized to invest up to 20% of its net assets in taxable instruments. The Portfolio may invest in securities issued by other investment companies, including ETFs, that invest in municipal securities.

The Portfolio is authorized to operate on a multi-manager basis. This means that a single Portfolio may be managed by more than one Specialist Manager. The multi-manager structure is generally designed to provide investors access to broadly diversified investment styles. The Trust seeks to engage skilled Specialist Managers to provide a broad exposure to the relevant asset class and returns in excess of the Portfolio’s benchmark over time.

2. The following replaces the “Credit Risk” paragraph in the “Principal Investment Risks” section on page 84 of the Prospectus:

•	Credit Risk – An investment in the Portfolio also involves the risk that the issuer of a Municipal Security that the Portfolio holds will not make principal or interest payments when they are due, or that the value of the Municipal Securities will decline because of a market perception that the issuer may not make payments on time. Fixed income securities rated in the fourth highest rating category by a rating agency may have speculative characteristics. Credit risk is greater for lower quality or “junk bonds.”

3. The following is inserted between the “Extension Risk” paragraph and the “Interest Rate Risk” paragraph in the “Principal Investment Risks” section on page 84 of the Prospectus:

•	High Yield Bond Risk – Up to 10% of the Portfolio’s assets may be invested in these securities. High yield bonds are considered speculative under traditional investment standards. The prices of these securities will rise and fall primarily in response to changes in the issuer’s financial health. Change in market interest rates will also affect prices. High yield bonds may also experience reduced liquidity, and sudden and substantial decreases in price, during certain market conditions.

4. The following replaces the first paragraph under “The Intermediate Term Municipal Bond Portfolio” heading in the “More Information About Fund Investments and Risks” section on page 114:

Municipal Securities acquired for the Portfolio will generally be rated in one of the three highest rating categories assigned by one of the major independent rating agencies, or are, in the view of the Specialist Manager, deemed to be of comparable quality. The Portfolio is, however, authorized to invest up to 15% of its assets in Municipal Securities that are rated in the fourth highest category and up to 10% of its assets in high yield securities (“junk bonds”), which are securities that are rated below the fourth highest category assigned by one of the major independent rating agencies or are, in the view of the Specialist Manager, deemed to be of comparable quality. Junk bonds are considered speculative securities and are subject to the risks discussed later in this Prospectus and in the Trust’s Statement of Additional Information. In order to maintain liquidity or in the event that the Portfolio’s Specialist Manager believes that securities meeting the Portfolio’s investment objective and policies are not otherwise readily available for purchase, the Portfolio is authorized to invest up to 20% of its net assets in taxable instruments. Municipal Securities purchased for the Portfolio will have varying maturities, but under normal circumstances the Portfolio will have an effective dollar weighted average portfolio maturity of between 5 and 10 years. There is no limit on purchases of Municipal Securities, the interest on which is a preference item for purposes of the Federal alternative minimum tax (“AMT”).

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.